Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 5,071.1	$ 5,859.4	$ 6,203.9
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,959.0	3,337.9	3,910.7
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	150.0	51.6	210.7
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	432.0	859.5	787.2
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	443.0	748.9	663.3
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	966.0	691.6	518.5
Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	121.1	169.9	113.5
Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,358.3	2,771.4	2,916.9
Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	612.1	853.7	825.5
Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,104.4	1,280.3	1,553.3
Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	980.8	922.2	882.2
All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	15.5	31.8	26.0
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,373.0	3,873.9	4,313.8
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,253.8	2,711.5	3,150.6
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	87.0	0.2	164.7
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	318.2	754.0	664.2
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	40.3	20.0	41.2
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	644.5	359.3	250.9
Aircraft [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	29.2	29.0	42.2
Aircraft [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,276.2	2,691.8	2,868.6
Aircraft [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	92.5		42.2
Aircraft [member] | Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	997.4	1,175.0	1,402.9
Aircraft [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	6.9	7.1	0.1
Aircraft or Development Defense BU [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	267.0	651.8	578.1
Aircraft or Development Defense BU [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.9	38.0	112.1
Aircraft or Development Defense BU [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.1	1.3	(1.3)
Aircraft or Development Defense BU [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.7	9.8	14.2
Aircraft or Development Defense BU [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	243.3	558.4	445.5
Aircraft or Development Defense BU [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	12.6	33.7	3.8
Aircraft or Development Defense BU [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.4	10.6	3.8
Aircraft or Development Defense BU [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	267.0	651.8	578.4
Aircraft or Development Defense BU [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE			(0.3)
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	191.1	192.4	194.4
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	66.6	104.1	157.3
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	11.9	0.2	1.4
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.2	1.7	17.3
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	74.7	11.9	(10.6)
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.9	0.3	12.1
Others [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	23.8	74.1	16.8
Others [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	82.1	79.6	48.7
Others [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2.0	7.2	(6.2)
Others [member] | Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	107.0	105.3	150.4
Others [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE		0.3	1.5
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	806.0	801.0	792.8
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	353.7	304.1	318.4
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	42.2	36.9	35.4
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	92.3	75.4	68.6
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	42.4	109.4	132.5
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	230.3	231.5	193.4
Service [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	45.1	43.6	44.5
Service [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE			(0.3)
Service [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	183.2	177.8	194.4
Service [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	622.7	622.2	596.9
Service [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.1	1.0	1.8
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	434.0	340.3	324.8
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	283.0	180.2	172.3
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.8	13.0	10.5
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	15.6	18.6	22.9
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	42.3	49.2	54.7
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	69.7	66.8	58.3
Spare Parts [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	14.6	12.6	6.2
Spare Parts [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE			(0.1)
Spare Parts [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	67.4	16.9	16.7
Spare Parts [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	358.1	299.7	283.8
Spare Parts [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 8.5	$ 23.7	$ 24.4